Acquistion Restructuring And Management Fees Costs	6 Months Ended
Jun. 27, 2021
Restructuring and Related Activities [Abstract]
Acquistion Restructuring And Management Fees Costs

12.	ACQUISITION, RESTRUCTURING AND MANAGEMENT FEE COSTS
During the thirteen weeks ended June 27, 2021 the Company incurred $4,334 of acquisition, restructuring and management fee costs comprised of the following: (1) $2,172 of professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions; (2) $504 incurred as part of the restructuring of operations including professional and consulting services; and (3) $1,658 of acquisition costs and management fees paid to Sentinel Capital Partners, a related party.
During the
twenty-six
weeks ended June 27, 2021 the Company incurred $24,048 of acquisition, restructuring and management fee costs comprised of the following: (1) $17,173 reflecting a fair value adjustment to the contingent consideration payable from the Simpson acquisition (2) $3,211 of professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions; (3) $1,125 incurred as part of the restructuring of operations including professional and consulting services; and (4) $2,539 of acquisition costs and management fees paid to Sentinel Capital Partners, a related party.
During the thirteen weeks ended June 28, 2020 the Company incurred $3,998 of acquisition, restructuring and management fee costs comprised of the following: (1) $145 of professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions; (2) $2,973 incurred as part of the restructuring of operations including professional and consulting services; and (3) $880 of acquisition costs and management fees paid to Sentinel Capital Partners, a related party.
During the
twenty-six
weeks ended June 28, 2020 the Company incurred $6,303 of acquisition, restructuring and management fee costs comprised of the following: (1) $1,163 of professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions; (2) $3,369 incurred as part of the restructuring of operations including professional and consulting services; and (3) $1,771 of acquisition costs and management fees paid to Sentinel Capital Partners, a related party.